File Nos. 333-34474
                                                                      811-09891

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.                                   [_]

     Post-Effective Amendment No. 1                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. 1                                             [X]

                        (Check appropriate box or boxes.)

                        DREYFUS PREMIER OPPORTUNITY FUNDS
               (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York       10166
          (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----

                  60 days after filing pursuant to paragraph (a)(1)
         ----
                  on     (DATE)      pursuant to paragraph (a)(1)
         ----
           X      75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

                     SUBJECT TO COMPLETION, AUGUST 15, 2000

The information in this Prospectus is not complete and may be changed. These securites may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                      DREYFUS PREMIER MICRO-CAP GROWTH FUND

                   Investing in micro-cap growth companies for
                              capital appreciation



                             PROSPECTUS _____, 2000



                                                                 DREYFUS [LOGO]


                                             As with all mutual funds, the
                                             Securities and Exchange Commission
                                             has not approved or disapproved
                                             these securities or passed upon the
                                             adequacy of this prospectus. Any
                                             representation to the contrary is a
                                             criminal offense.

                                                                      CONTENTS


                                  THE FUND
-------------------------------------------------------------------------------

                                  Goal/Approach

                                  Main Risks

                                  Past Performance

                                  Expenses

                                  Management

                                  Financial Highlights


                                  YOUR INVESTMENT
-------------------------------------------------------------------------------
                                  Account Policies

                                  Distributions and Taxes

                                  Services for Fund Investors

                                  Instructions for Regular Accounts

                                  Instructions for IRAs


                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------
                                  Back Cover

DREYFUS PREMIER MICRO-CAP GROWTH FUND                                  THE FUND

Ticker Symbols:  N/A

[ICON] GOAL/APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund will invest primarily in stocks of micro-cap companies which are characterized as "growth" companies. Micro-cap companies typically are small and relatively unknown companies. The fund also may invest in companies with larger market capitalizations if the portfolio managers believe they represent better prospects for capital appreciation. In addition, the fund is not obligated to sell a security that has appreciated beyond the micro-cap capitalization range. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities. The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

The portfolio managers seek investment opportunities for the fund in companies with fundamental strengths that indicate the potential for growth in earnings per share. The portfolio managers focus on individual stock selection, building the portfolio from the bottom up, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The fund will seek to invest in micro-cap companies that the portfolio managers believe display one or more of the following characteristics:

          o    strong, entrepreneurial management team

          o    competitive industry position

          o    focused business plan

          o    positive change in management, product or market opportunities

          o    strong business prospects

          o the ability to benefit from changes in technology, regulations and industry sector trends

Although the fund looks for companies with the potential for strong earnings growth rates, some of the fund's investments may be in companies that are experiencing losses.

The fund currently intends to close after it reaches total assets of approximately $300 million.

[SIDE BAR]

CONCEPTS TO UNDERSTAND

MICRO-CAP COMPANIES: generally, those companies that, at the time of initial purchase, have market capitalizations of less than $500 million. This range may fluctuate depending on changes in the value of the stock market as a whole.

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios.

INITIAL PUBLIC OFFERINGS (IPOS): the first offering of a company's stock to the public.

[ICON] MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment will go up and down, sometimes dramatically, which means that you could lose money.

Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid relative to companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain, if any, on an investment in a micro-cap company.

The fund may also purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on the fund's performance.

Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings show an absolute increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.

Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain industry sectors than others, the fund's performance may be more sensitive to developments which affect those sectors emphasized by the fund.

Any foreign securities purchased by the fund include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

[SIDE BAR]

OTHER POTENTIAL RISKS

The fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions and lower the fund's after-tax performance accordingly.

The fund has agreed to pay its investment adviser a performance fee based on the fund's performance compared to that of the Russell 2000 Growth Index. As described below, the fund could pay the maximum management fee even though both the fund's share price and the Index decline.

[ICON] PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[LEFT SIDE BAR]

WHAT THIS FUND IS AND ISN'T

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON] EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

-------------

FEE TABLE



                                                           CLASS A       CLASS B      CLASS C       CLASS T
                                                           -------       -------      -------       --------

SHAREHOLDER TRANSACTION FEES
(FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on                           5.75          none         none           4.50
purchases AS A % OF OFFERING PRICE

Maximum contingent deferred sales charge                    none*         4.00         1.00           none*
(CDSC) AS A % OF PURCHASE OR SALE PRICE,
WHICHEVER IS LESS

Maximum redemption fee AS A % OF SALE PRICE                  1.00          1.00         1.00           1.00
WHEN SELLING SHARES OWNED FOR LESS THAN
ONE YEAR

-------------
* Shares bought without an initial sales charge as part of an investment of $1 million or more or, for Class A, through a "wrap account" or similar program, as described in the Statement of Additional Information, may be charged a CDSC of 1% if sold within one year.


                                                                    CLASS A      CLASS B      CLASS C      CLASS T
                                                                    -------      -------      -------      -------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID
FROM FUND ASSETS)
AS A % OF AVERAGE DAILY NET ASSETS
Management fees*                                                     1.35          1.35        1.35         1.35
Rule 12b-1 fee                                                       None          0.75        0.75         0.25
Shareholder services fee                                             0.25          0.25        0.25         0.25
Other expenses                                                       ----          ----        ----         ----
TOTAL
                                                                     ----          ----        ----         ----

-------------

* The basic management fee is 1.35% but, after the fund's first year of operations, it may vary from 0.55% to 2.15% depending on the fund's performance compared to the Russell 2000 Growth Index.

EXPENSE EXAMPLE

                                                    1 Year         3 Years
---------------------------------------------------------------------------
CLASS A                                             $              $
CLASS B                                             $              $
WITH REDEMPTION
WITHOUT REDEMPTION
CLASS C                                             $              $
WITH REDEMPTION
WITHOUT REDEMPTION
CLASS T                                             $              $

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: estimated fees to be paid by the fund for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

                       ----------------------------------


[ICON] MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $130 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $521 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its affiliate, Founders Asset Management LLC (Founders), to serve as the fund's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of June 30, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $____billion.

The fund has agreed to pay Dreyfus a performance-based fee (the Basic Fee), so that if the fund's performance is greater than that of the Russell 2000 Growth Index, Dreyfus earns more, and if it is less than that of the Index, Dreyfus earns less. For the first year after the fund begins its operations, the fee is fixed at 1.35% and does not have a performance adjustment. After that, if the performance of the class of shares expected to bear the highest total fund operating expenses (the Measuring Class) exceeds the Index, Dreyfus will get paid up to 0.80% more each year (and could get paid up to 0.80% less if performance lags). The minimum annual management fee payable to Dreyfus is 0.55% of the fund's average daily net assets. The table below shows what the adjustments could be.

          PERCENTAGE POINT DIFFERENCE* BETWEEN
            PERFORMANCE OF THE MEASURING CLASS          ADJUSTMENT TO 1.35%     ANNUAL FEE RATE
                 SHARES AND THE INDEX**                   BASIC FEE             AS ADJUSTED
          -------------------------------------      ---------------------      ----------------
                    +8                                 +.80%                        2.15%
                    +7                                 +.70%                        2.05%
                    +6                                 +.60%                        1.95%
                    +5                                 +.50%                        1.85%
                    +4                                 +.40%                        1.75%
                    +3                                 +.30%                        1.65%
                    +2                                 +.20%                        1.55%
                    +1                                 +.10%                        1.45%
                     0                                     0                        1.35%
                    -1                                 -.10%                        1.25%
                    -2                                 -.20%                        1.15%
                    -3                                 -.30%                        1.05%
                    -4                                 -.40%                         .95%
                    -5                                 -.50%                         .85%
                    -6                                 -.60%                         .75%
                    -7                                 -.70%                         .65%
                    -8                                 -.80%                         .55%
--------------------------------

*    Fractions of a percentage point will be rounded to the nearer whole point
     (to the higher whole point if exactly one-half).

** Measured over the performance period, which, beginning twelve months after the fund has commenced operations, will be the period from _______, 2000 to the most recent month-end until _____, 2003, at which time the performance period will become a rolling 36-month period ending with the most recent calendar month. During the first twelve months of operations, the fund will pay Dreyfus the Basic Fee of 1.35% of the fund's average daily net assets with no performance adjustment.


Since the adjustment to the Basic Fee is based on the comparative performance of the Measuring Class shares against the Index, the controlling factor is not whether the performance of the Measuring Class shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of the Measuring Class shares against the Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

The fund's primary portfolio managers are Robert T. Ammann, C.F.A and _____. They have been the fund's primary portfolio managers since its inception. Mr. Ammann has been employed by Founders since 1993. He is a vice president of investments and a senior portfolio manager at Founders. _______ is ________.

The fund, Dreyfus, Founders and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

[LEFT SIDE BAR]

CONCEPT TO UNDERSTAND

RUSSELL 2000 GROWTH INDEX:

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investment results assume the reinvestment of dividends.

                       ----------------------------------


[ICON]   FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

                       ----------------------------------

                                                               YOUR INVESTMENT

[ICON] ACCOUNT POLICIES

ESTABLISHING AN ACCOUNT

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it may be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

o CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

o CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

o CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

o CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon.

Your financial representative can help you choose the share class that is appropriate for you.

[LEFT SIDE BAR]

REDUCED CLASS A AND CLASS T SALES CHARGE

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any other fund that is advised by Founders sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

SHARE CLASS CHARGES

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

___________________________

SALES CHARGES

CLASS A AND CLASS T - CHARGED WHEN YOU BUY SHARES

                                                    SALES CHARGE DEDUCTED AS A % OF   SALES CHARGE AS A % OF
YOUR INVESTMENT                                     OFFERING PRICE                    YOUR NET INVESTMENT
---------------                                     --------------------------        -------------------
                                                      CLASS A            CLASS T          CLASS A          CLASS T
                                                      -------            -------          -------          -------

up to $49,999.............................             5.75%              4.50%            6.10%            4.70%

$50,000-$99,999...........................             4.50%              4.00%            4.70%            4.20%

$100,000-$249,999.........................             3.50%              3.00%            3.60%            3.30%

$250,000-$499,999.........................             2.50%              2.00%            2.60%            2.00%

$500,000-$999,999.........................             2.00%              1.50%            2.00%            1.50%

$1 million or more*.......................             0.00%              0.00%            0.00%            0.00%


-------------
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1.00% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
___________________________

CLASS B - CHARGED WHEN YOU SELL SHARES



                                                                       CDSC AS A % OF YOUR INITIAL
                                                                      INVESTMENT OR YOUR REDEMPTION
YEARS SINCE PURCHASE WAS MADE                                              (WHICHEVER IS LESS)
-----------------------------                                              -------------------

up to 2 years.....................................                                4.00%
2-4 years.........................................                                3.00%
4-5 years.........................................                                2.00%
5-6 years.........................................                                1.00%
More than 6 years.................................             Shares will automatically convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

___________________________

CLASS C - CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

___________________________


BUYING SHARES

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board. Because the fund currently intends to close after it reaches total assets of approximately $300 million, it may not be an appropriate investment for programs that require regular continuing investments.
___________________________


ORDERS TO BUY AND SELL SHARES RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
___________________________


MINIMUM INVESTMENTS

                                    Initial                 Additional
-------------------------------------------------------------------------------

Regular accounts                     $10,000                $100; $500
                                                   FOR TELETRANSFER INVESTMENTS

Traditional IRAs                        $750                no minimum

Spousal IRAs                            $750                no minimum

Roth IRAs                               $750                no minimum

Education IRAs                          $500                no minimum
                                                       AFTER THE FIRST YEAR


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

                          ___________________________


[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B and C are offered at NAV, but generally are subject to higher annual operating expenses and a CDSC.

                           ___________________________


SELLING SHARES

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

[RIGHT SIDE BAR]

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that:

o if you send a written request to sell shares recently purchased by check, TeleTransfer or Automatic Asset Builder, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

o the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of shares by check, TeleTransfer or Automatic Asset Builder

o if you are selling or exchanging shares you have owned for less than one year, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment)

WRITTEN SELL ORDERS

Some circumstances require written sell orders along with signature guarantees. These include:

          o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

          o    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                           ___________________________

GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES ON YOUR APPLICATION, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

          o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

          o refuse any purchase or exchange request in excess of 1% of the fund's total assets

          o change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

          o    change its minimum investment amounts

          o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[LEFT SIDE BAR]

SMALL ACCOUNT POLICIES

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

                           ___________________________


[ICON] DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

___________________________

TAXABILITY OF DISTRIBUTIONS

                               Federal tax rate for       Federal tax rate for
Type of distribution           15% bracket                28% bracket or above
------------------------------------------------------------------------------

Income dividends               Ordinary income rate       Ordinary income rate

Short-term capital gains       Ordinary income rate       Ordinary income rate

Long-term capital gains        10%                        20%

___________________________

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[RIGHT SIDE BAR]

TAXES ON TRANSACTIONS

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

[ICON] SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

AUTOMATIC SERVICES

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

FOR INVESTING

DREYFUS AUTOMATIC ASSET            For making automatic investments from a
BUILDER(R)                         designated bank account.

DREYFUS PAYROLL SAVINGS PLAN       For making automatic investments through a
                                   payroll deduction.

DREYFUS GOVERNMENT DIRECT          For making automatic investments from your
DEPOSIT PRIVILEGE                  federal employment, Social Security or
                                   other regular federal government check.

DREYFUS DIVIDEND SWEEP             For automatically reinvesting the dividends
                                   and distributions from the fund into another
                                   Dreyfus fund or certain Founders-advised funds (not available for IRAs).

FOR EXCHANGING SHARES

DREYFUS AUTO-EXCHANGE              For making regular exchanges from the
PRIVILEGE                          fund into another Dreyfus fund or
                                   certain Founders-advised funds.

FOR SELLING SHARES

DREYFUS AUTOMATIC                  For making regular withdrawals from most
WITHDRAWAL PLAN                    Dreyfus funds. There will be no CDSC on
                                   Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

EXCHANGE PRIVILEGE

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TELETRANSFER PRIVILEGE

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

REINVESTMENT PRIVILEGE

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                          ___________________________


                                             INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] IN WRITING

Complete the application.
Mail your application and a check to:

Name of Fund
P.O. Box 6587, Providence, RI  02940-6587
Attn:  Institutional Processing

[ICON] BY TELEPHONE

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
o ABA# 021000018
o DDA# _________
o the fund name
o the share class
o your Social Security or tax ID number
o name(s) of investor(s)
o dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.

[ICON] AUTOMATICALLY

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:

Name of Fund
P.O. Box 6587, Providence, RI  02940-6587
Attn:  Institutional Processing

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
o ABA # 021000018
o DDA # __________
o the fund name
o the share class
o your account number
o name(s) of investor(s)
o dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the fund name
o the dollar amount you want to sell
o the share class
o how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies--Selling Shares").

Mail your request to:

The Dreyfus Family of Funds
P.O. Box 6587, Providence, RI  02940-6587
Attn:  Institutional Processing

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[LEFT SIDE BAR]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S.

1-800-554-4611

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

[RIGHT SIDE BAR]

CONCEPTS TO UNDERSTAND

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                          ___________________________

                                                       INSTRUCTIONS FOR IRAS


TO OPEN AN ACCOUNT

[ICON] IN WRITING

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:

The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

[ICON]   BY TELEPHONE
         ____ ____

[ICON]   AUTOMATICALLY

         ____ ____

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI  02940-6427
Attn: Institutional Processing

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
o ABA # 021000018
o DDA # _________
o the fund name
o the share class
o your account number
o name of investor
o the contribution year
o dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
o your name and signature
o your account number
o the fund name
o the dollar amount you want to sell
o the share class
o how and where to send the proceeds
o whether the distribution is qualified or premature
o whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies--Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn:  Institutional Processing
______________ ______________

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

[RIGHT SIDE BAR]

For information and assistance, contact your financial representative or call toll free in the U.S.

1-800-554-4611

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

                          ___________________________

                              FOR MORE INFORMATION

DREYFUS PREMIER MICRO-CAP GROWTH FUND
A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS
----------------------------------------------
SEC file number: 811-9891


          More information on this fund is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

          Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[LEFT SIDE BAR]

          TO OBTAIN INFORMATION:
          ---------------------

          BY TELEPHONE
          Call your financial representative or 1-800-554-4611

          BY MAIL Write to:
          The Dreyfus Premier Family of Funds
          Attn:  Institutional Servicing
          144 Glenn Curtiss Boulevard
          Uniondale, NY  11556-0144

          ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

                  SEC
                  http://www.sec.gov

          You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(C) 2000 Dreyfus Service Corporation

-------------------------------------------------------------------------------

                        DREYFUS PREMIER OPPORTUNITY FUNDS

                          DREYFUS PREMIER NEXTECH FUND
                      DREYFUS PREMIER MICRO-CAP GROWTH FUND

                  CLASS A, CLASS B, CLASS C AND CLASS T SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                 ________, 2000

-------------------------------------------------------------------------------

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier NexTech Fund dated May 24, 2000, and Dreyfus Premier Micro-Cap Growth Fund dated _______, 2000 (each, a "Fund" and collectively, the "Funds") of Dreyfus Premier Opportunity Funds (the "Company"), as each may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611.


                                TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----

Description of the Company and Funds......................................B-2
Management of the Company................................................B-14
Management Arrangements..................................................B-17
How to Buy Shares........................................................B-24
Distribution Plan and Shareholder Services Plan..........................B-31
How to Redeem Shares.....................................................B-33
Shareholder Services.....................................................B-38
Determination of Net Asset Value.........................................B-43
Dividends, Distributions and Taxes.......................................B-44
Portfolio Transactions...................................................B-46
Performance Information..................................................B-48
Information About the Company and Funds..................................B-49
Counsel and Independent Auditors.........................................B-51
Appendix.................................................................B-52
Financial Statement and Report of Independent Auditors...................B-59

                      DESCRIPTION OF THE COMPANY AND FUNDS

          The Company is a Massachusetts business trust organized on April 13, 2000, and commenced operations on June 26, 2000. Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund.

          The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager has engaged Founders Asset Management LLC ("Founders") to serve as sub-investment adviser to Dreyfus Premier Micro-Cap Growth Fund and to provide day-to-day management of such Fund's investments, subject to the supervision of the Manager.

          Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the relevant Fund's Prospectus.

          CONVERTIBLE SECURITIES. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          DEPOSITARY RECEIPTS. (All Funds) A Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          WARRANTS. (All Funds) A warrant gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

          INVESTMENT COMPANIES. (All Funds) A Fund may invest in securities issued by registered and unregistered investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

          ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          MONEY MARKET INSTRUMENTS. (All Funds) When the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the relevant Fund's Prospectus.

          FOREIGN CURRENCY TRANSACTIONS. (All Funds) Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions will depend principally on the ability of the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

          SHORT-SELLING. (Dreyfus Premier NexTech Fund) In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

          Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

          The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

          Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          BORROWING MONEY. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Dreyfus Premier Micro-Cap Growth Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

          LEVERAGE. (Dreyfus Premier NexTech Fund) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

          DERIVATIVES. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. Each Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by a Fund also is subject to the ability of the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. Each Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          Each Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

          Each Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. Each Fund may purchase call and put options, and write (i.e. sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Each Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by a Fund of options will be subject to the ability of the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) to predict correctly movements in the prices of individual stocks, the stock market generally or foreign currencies. To the extent such predictions are incorrect, the Fund may incur losses.

          FUTURE DEVELOPMENTS. (All Funds) A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

          LENDING PORTFOLIO SECURITIES. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          FORWARD COMMITMENTS. (All Funds) Each Fund may purchase or sell securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

INVESTMENT CONSIDERATIONS AND RISKS

          EQUITY SECURITIES. (All Funds) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

          Each Fund invests in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market.

          Each Fund may purchase securities of small capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

          Each Fund will seek to purchase securities of companies in initial public offerings or shortly thereafter. The prices of these companies' securities may be very volatile, rising and falling rapidly based, among other reasons, solely on investor perceptions rather than economic reasons.

          Each Fund may purchase securities of companies which have no earnings or have experienced losses. A Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

          Dreyfus Premier NexTech Fund may invest in securities of venture capital companies, which present all the risks of investment in small companies described above plus certain additional risks. Venture capital companies represent highly speculative investments by the Fund, because the concepts generally are unproven, the companies have little or no track record, and the prospect of an initial public offering is highly contingent upon factors that are often not in the companies' control. For example, since venture capital companies do not file periodic reports with the Securities and Exchange Commission, there is less publicly available information about them than there is for other small companies, if there is any at all. The Fund must therefore rely solely on the Manager to obtain adequate information to evaluate the potential returns from investing in these companies. In addition, venture capital companies tend to rely even more heavily on the abilities of their key personnel than more mature companies do. Competition for qualified personnel and high turnover of personnel are particularly prevalent in venture capital technology companies. The loss of one or a few key managers can substantially hinder or delay a venture capital company's implementation of its business plan.

          The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever.

          Venture capital funds involve all the risks of investing in small companies and venture capital companies, plus certain additional risks. In particular, the Fund must rely upon the judgment of the general partner or other manager of a venture capital fund in selecting the companies in which the venture capital fund invests and in deciding when to sell its investments. A venture capital fund may employ a high degree of leverage, which can magnify any losses incurred by its investors, including the Fund. A venture capital fund will also require the Fund to pay management fees and/or performances fees or allocations to its general partner or manager, which can reduce the return to investors, including the Fund and its shareholders. These fees are in addition to the management fee paid by the Fund. Investments in venture capital funds may be highly illiquid. The Fund may not be able to dispose of a venture capital fund holding when it wishes to, or may be able to do so only at a substantial loss.

          Each Fund, together with other investment companies advised by the Manager, Founders and their affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund's ability to dispose of some or all of its positions should it desire to do so.

          FOREIGN SECURITIES. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidence of ownership of such securities usually are held outside the United States, a Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

          Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other Fund and investment companies advised by the Manager (and Founders). If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

          Each Fund's investment objective is a fundamental policy, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed by a vote of a majority of the Company's Board members at any time. Neither Fund may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. With respect to Dreyfus Premier NexTech Fund, the technology sector in general is not considered an industry.

          2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          4. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

          5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 9 and 10 may be deemed to give rise to a senior security.

          7. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Purchase, sell or write puts, calls or combinations thereof, except as described in its Prospectus and this Statement of Additional Information.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                            MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

    The Dreyfus Corporation...........................Investment Adviser
    Founders Asset Management LLC.....................Sub-Investment Adviser to
                                                      Dreyfus Premier Micro-Cap
                                                      Growth Fund
    Dreyfus Service Corporation.......................Distributor
    Dreyfus Transfer, Inc.............................Transfer Agent
    Mellon Bank, N.A..................................Custodian

          Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE COMPANY

JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., BOARD MEMBER. Chairman of the Board and Chief
     Investment Officer of The Dun & Bradstreet Corporation and President of Alexander & Associates, Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI WorldCom and Mutual of America Life Insurance Company. He is 66 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.

LUCY WILSON BENSON, BOARD MEMBER. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation and The International Executive Series. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs and of The Atlantic Council of the U.S. and a member of the Council on Foreign Relations. From 1980 to 1994, Mrs. Benson was a director of The Grumman Corporation and, from 1990 to 1998, she was a director of the General RE Corporation, and from 1987 to 1999, she was a director of the Logistics Management Institute. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 and 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology. She is 72 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.

          The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.

          The Company typically pays its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting ($500 per telephone meeting) attended for the Company and four other funds in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation estimated to be paid to each Board member by the Company (based on estimated aggregate Fund assets of $____) and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the year ending December 31, 2000, is as follows:


                                                                                                    TOTAL ESTIMATED
                                                                        AGGREGATE ESTIMATED         COMPENSATION FROM THE
                                                                        COMPENSATION FROM THE       COMPANY AND FUND COMPLEX
                    NAME OF BOARD MEMBER                                COMPANY                     PAID TO BOARD MEMBER
                    --------------------                                ---------------------       ------------------------

Joseph S. DiMartino........................................              $______                         $755,000(192)

Clifford S. Alexander......................................              $______                         $127,500(46)

Lucy Wilson Benson.........................................              $______                         $102,500(32)

----------------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.


OFFICERS OF THE COMPANY

STEPHEN E. CANTER, PRESIDENT. President, Chief Operating Officer, Chief
     Investment Officer and a director of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director and Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N. JACOBS, VICE PRESIDENT. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 54 years old.

JOSEPH CONNOLLY, VICE PRESIDENT AND TREASURER. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

STEVEN F. NEWMAN, SECRETARY. Assistant Secretary and Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY. Associate General Counsel of the
     Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 35 years old.

JAMES WINDELS, ASSISTANT TREASURER. Senior Accounting Manager - Equity Funds of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

          The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton
C. Borgelt, Steven G. Elliott, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

          SUB-INVESTMENT ADVISER. With respect to Dreyfus Premier Micro-Cap Growth Fund, the Manager has entered into a Sub-Investment Advisory Agreement with Founders (the "Founders Sub-Advisory Agreement"). As to Dreyfus Premier Micro-Cap Growth Fund, the Founders Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or Founders, by vote cast in person at a meeting called for the purpose of voting on such approval. As to Dreyfus Premier Micro-Cap Growth Fund, the Founders Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) by Founders upon not less than 90 days' notice. The Founders Sub-Advisory Agreement will terminate automatically, as to Dreyfus Premier Micro-Cap Growth Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers of Founders: Christopher M. Condron, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Thomas M. Arrington, Vice President; Marissa A. Banuelos, Vice President; Angelo Barr, Senior Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Julie D. Dilorio, Vice President; Francis P. Gaffney, Senior Vice President; Laurine Garrity, Senior Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President.

          PORTFOLIO MANAGEMENT. The Manager manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. Founders, with respect to Dreyfus Premier Micro-Cap Growth Fund, provides day-to-day management of the Fund's investments, subject to the supervision of the Manager and the Company's Board. Each Fund's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. Dreyfus Premier NexTech Fund's portfolio managers are Mark Herskovitz and Barry Mills, and Dreyfus Premier Micro-Cap Growth Fund's portfolio managers are Robert T. Ammann and _____. The Manager and Founders maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager or Founders.

          Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

          The Company, the Manager, Founders and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code of Ethics' preclearance and disclosure procedures and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

          The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund). The expenses borne by the Company include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Founders or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, each Fund's Class B, Class C and Class T shares are subject to an annual distribution fee, and Class A, Class B, Class C and Class T shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan."

          As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a management fee at the annual rate of 1.50% of Dreyfus Premier NexTech Fund's and 1.35% of Dreyfus Premier Micro-Cap Growth Fund's respective average daily net assets (the "Basic Fees").

          After a Fund's first twelve months of operations, the Basic Fee with respect to that Fund will be adjusted depending on the extent to which the investment performance of the class of shares (the "Measuring Class") expected to bear the highest total Fund operating expenses, after expenses, exceeds or is exceeded by the percentage change in the investment record of the NASDAQ Composite Index (the "NASDAQ" or "Index") with respect to Dreyfus Premier NexTech Fund and the Russell 2000 Growth Index (the "Russell 2000 Growth" or "Index") with respect to Dreyfus Premier Micro-Cap Growth Fund, as described below. The fee will be accrued daily and payable monthly except as described below.

          For the first twelve-month period after the Fund commences operations, the Manager will receive the Basic Fee with no performance adjustment. For each month thereafter, the fee will equal 1.50% with respect to Dreyfus Premier NexTech Fund and 1.35% with respect to Dreyfus Premier Micro-Cap Growth Fund annualized, if the performance of the Measuring Class shares equals the performance of the relevant Index. A maximum increase to 2.50% annualized with respect to Dreyfus Premier NexTech Fund, and 2.15% annualized with respect to Dreyfus Premier Micro-Cap Growth Fund, would be payable if the investment performance of the Measuring Class shares exceeds the performance of the relevant Index by eight or more percentage points for the performance period and the minimum fee of 0.50% annualized with respect to Dreyfus Premier NexTech
Fund and 0.55% annualized with respect to Dreyfus Premier Micro-Cap Growth
Fund, would be payable if the performance of the relevant Index exceeds the performance of the Measuring Class shares by eight or more percentage points for the performance period.

          For Dreyfus Premier NexTech Fund, the performance period will be from July 1, 2000 through the then-current calendar month. After the Fund has had 36 full calendar months of operations, the performance period becomes a rolling 36-month period. The Basic Fee will be increased (or decreased) at the monthly rate of 1/12th of 0.125% depending on the extent, if any, by which the investment performance of the Measuring Class shares exceeds by (or is exceeded by) at least one percentage point (rounded to the higher whole point if exactly one-half) the performance of the NASDAQ for the performance period. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12th of 1.00%.

          Therefore, starting in July 2001, the maximum monthly fee for Dreyfus Premier NexTech Fund is 2.50% annualized, which would be payable if the investment performance of the Measuring Class shares exceeds the performance of the NASDAQ by eight or more percentage points for the performance period. Starting in July 2001, the minimum monthly fee for Dreyfus Premier NexTech Fund is 0.50% annualized, and would be payable if the performance of the NASDAQ exceeds the investment performance of the Measuring Class shares by eight or more percentage points for the performance period.

         The following table illustrates the full range of permitted increases or decreases to the Basic Fee for Dreyfus Premier NexTech Fund.

 PERCENTAGE POINT DIFFERENCE* BETWEEN
  PERFORMANCE OF THE MEASURING CLASS    ADJUSTMENT TO 1.50%      ANNUAL FEE RATE
       SHARES AND THE NASDAQ**               BASIC FEE              AS ADJUSTED
 ------------------------------------   -------------------      ---------------

            +8                                +1.00%                  2.50%
            +7                                +.875%                 2.375%
            +6                                 +.75%                  2.25%
            +5                                +.625%                 2.125%
            +4                                 +.50%                  2.00%
            +3                                +.375%                 1.875%
            +2                                 +.25%                  1.75%
            +1                                +.125%                 1.625%
             0                                     0                  1.50%
            -1                                -.125%                 1.375%
            -2                                 -.25%                  1.25%
            -3                                -.375%                 1.125%
            -4                                 -.50%                  1.00%
            -5                                -.625%                  .875%
            -6                                 -.75%                   .75%
            -7                                -.875%                  .625%
            -8                                -1.00%                   .50%
--------------------------------

* Fractions of a percentage point will be rounded to the nearer whole point (to the higher whole point if exactly one-half).

** Measured over the performance period, which beginning twelve months after Dreyfus Premier NexTech Fund has commenced operations, will be the period from July 1, 2000 to the most recent month-end until June 30, 2003, at which time the performance period will become a rolling 36-month period ending with the most recent calendar month. During the first twelve months of operations, Dreyfus Premier NexTech Fund will pay the Manager the Basic Fee of 1.50% of the Fund's average daily net assets with no performance adjustment.

          For Dreyfus Premier Micro-Cap Growth Fund, the performance period will be from ____, 2000 through the then-current calendar month. After the Fund has had 36 full calendar months of operations, the performance period becomes a rolling 36-month period. The Basic Fee will be increased (or decreased) at the monthly rate of 1/12th of 0.10% depending on the extent, if any, by which the investment performance of the Measuring Class shares exceeds by (or is exceeded by) at least one percentage point (rounded to the higher whole point if exactly one-half) the performance of the Russell 2000 Growth for the performance period. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12th of 0.80%.

          Therefore, starting in _____, 2001, the maximum monthly fee is 2.15% annualized, which would be payable if the investment performance of the Measuring Class shares exceeds the performance of the Russell 2000 Growth by eight or more percentage points for the performance period. Starting in _____, 2001, the minimum monthly fee is 0.55% annualized, and would be payable if the performance of the Russell 2000 Growth exceeds the investment performance of the Measuring Class shares by eight or more percentage points for the performance period.

          The following table illustrates the full range of permitted increases or decreases to the Basic Fee for Dreyfus Premier Micro-Cap Growth Fund.

 PERCENTAGE POINT DIFFERENCE* BETWEEN
  PERFORMANCE OF THE MEASURING CLASS        ADJUSTMENT TO 1.35%  ANNUAL FEE RATE
 SHARES AND THE RUSSELL 2000 GROWTH            BASIC FEE          AS ADJUSTED
 -------------------------------------      -------------------  ---------------

              +8                                 +.80%               2.15%
              +7                                 +.70%               2.05%
              +6                                 +.60%               1.95%
              +5                                 +.50%               1.85%
              +4                                 +.40%               1.75%
              +3                                 +.30%               1.65%
              +2                                 +.20%               1.55%
              +1                                 +.10%               1.45%
               0                                     0               1.35%
              -1                                 -.10%               1.25%
              -2                                 -.20%               1.15%
              -3                                 -.30%               1.05%
              -4                                 -.40%                .95%
              -5                                 -.50%                .85%
              -6                                 -.60%                .75%
              -7                                 -.70%                .65%
              -8                                 -.80%                .55%
--------------------------------

* Fractions of a percentage point will be rounded to the nearer whole point (to the higher whole point if exactly one-half).

** Measured over the performance period, which beginning twelve months after Dreyfus Premier Micro-Cap Growth Fund has commenced operations, will be the period from ____, 2000 to the most recent month-end until _____, 2003, at which time the performance period will become a rolling 36-month period ending with the most recent calendar month. During the first twelve months of operations, Dreyfus Premier Micro-Cap Growth Fund will pay the Manager the Basic Fee of 1.35% of the Fund's average daily net assets with no performance adjustment.

          Since the adjustment to the Basic Fee for each Fund is based on the comparative performance of the Measuring Class shares against the relevant Index, the controlling factor is not whether the performance of the Measuring Class shares is up or down, but whether that performance is up or down more than or less than that of the relevant Index. In addition, the relative performance of the Measuring Class shares against the relevant Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

          The investment performance of the Measuring Class shares during any performance period will be measured by the percentage difference between (i) the opening net asset value ("NAV") of a Measuring Class share and (ii) the sum of
(a) the closing NAV of a Measuring Class share, (b) the value of any dividends and distributions on such share during the period treated as if reinvested in additional Measuring Class shares and (c) the per Measuring Class share value of any capital gains taxes paid or payable by the Fund on undistributed realized long-term capital gains. The measurement of the performance of the Measuring Class shares will not include any effects resulting from the issuance, sale, repurchase or redemption of shares of the Fund. The performance of the relevant Index is measured by the percentage change in the Index between the beginning and the end of the performance period with cash distributions on the securities that constitute the relevant Index being treated as reinvested in the Index.

          For the first year after Dreyfus Premier Micro-Cap Growth Fund begins its operations, as compensation for Founder's services, the Manager has agreed to pay Founders a sub-advisory fee at the annual rate of 0.55% of Dreyfus Premier Micro-Cap Growth Fund's average daily net assets. After that, the Manager has agreed to pay Founders an annual sub-advisory fee equal to one-half of the annual investment advisory fee the Manager receives from Dreyfus Premier Micro-Cap Growth Fund.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

          DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

          The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

          The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund. The custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges.


                                HOW TO BUY SHARES

          GENERAL. Each Fund's shares may be purchased only by clients of securities dealers, banks or other financial institutions (collectively, "Service Agents"), except that full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.

          When purchasing Fund shares, you must specify which Class is being purchased. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

          Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

          The minimum initial investment in each Fund is $10,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working souse, Roth IRAs, Simplified Employee Pension Plans ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for shares of each Fund is $2,500. The Company reserves the right to offer its shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain retirement plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a retirement plan. Participants and plan sponsors should consult their tax advisers for details.

          Fund shares also may be purchased through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. Each Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Company's Board. For further information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

          If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the closing of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

          Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

          CLASS A SHARES. The public offering price for Class A shares is the net asset value per share of that Class plus a sales load as shown below:


                                                  Total Sales Load Class A Shares
                                                  -------------------------------
                                            As a % of offering       As a % of net asset   Dealers' Reallowance as a
        Amount of Transactions                price per share          value per share        % of offering price
        ----------------------              ------------------       -------------------   ------------------------
Less than $50,000                                  5.75                     6.10                     5.00

$50,000 to less than $100,000                      4.50                     4.70                     3.75

$100,000 to less than $250,000                     3.50                     3.60                     2.75

$250,000 to less than $500,000                     2.50                     2.60                     2.25

$500,000 to less than $1,000,000                   2.00                     2.00                     1.75

$1,000,000 or more                                  -0-                      -0-                      -0-

          A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 or purchased through "wrap accounts" or similar programs described below and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC.

          The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided, that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

          Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of the Fund's Class A shares of $12.50:

Net Asset Value Per Share...............................                 $12.50
Per Share Sales Charge
         Class A - 5.75% of offering price
         (6.10% of net asset value per share)...........                   0.76
                                                                         ------
Per Share Offering Price to the Public..................                 $13.26
                                                                          =====

          Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

          Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

          Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution. A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment through a "wrap account" or a similar program and redeemed within one year of such purchase.

          Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

          CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

          Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

          CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem
Shares--Contingent Deferred Sales Charge--Class C Shares."

          CLASS B AND CLASS C SHARES. The Distributor compensates certain Service Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the Distribution Plan fee, in part, are used to defray these expenses.

          CLASS T SHARES. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:


                                                Total Sales Load Class T Shares
                                                -------------------------------
                                            As a % of offering       As a % of net asset   Dealers' Reallowance as a
        Amount of Transactions                price per share          value per share        % of offering price
        ----------------------              ------------------       -------------------   -------------------------
Less than $50,000                                  4.50                     4.70                     4.00

$50,000 to less than $100,000                      4.00                     4.20                     3.50

$100,000 to less than $250,000                     3.00                     3.10                     2.50

$250,000 to less than $500,000                     2.00                     2.00                     1.75

$500,000 to less than $1,000,000                   1.50                     1.50                     1.25

$1,000,000 or more                                  -0-                      -0-                      -0-

          A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund generally will find it beneficial to purchase Class A shares rather than Class T shares.

          Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class T shares of a Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

          The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above under Class A Shares.

          Set forth below is an example of the method of computing the offering price of the Class T shares of a Fund. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of the Fund's Class T shares of $12.50:

Net Asset Value Per Share...............................                 $12.50
Per Share Sales Charge
         Class T - 4.50% of offering price
         (4.70% of net asset value per share)...........                   0.59
                                                                         ------
Per Share Offering Price to the Public..................                 $13.09
                                                                          =====

          Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

          DEALER REALLOWANCE--CLASS A AND CLASS T SHARES. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

          RIGHT OF ACCUMULATION--CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by the Manager or Founders, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined below, where the aggregate investment including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of an Eligible Fund with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of a Fund or any other Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

          To qualify at the time of purchase, you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

          DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

          DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

          REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                              DISTRIBUTION PLAN AND
                            SHAREHOLDER SERVICES PLAN

          Class B, Class C and Class T shares of each Fund are subject to a Distribution Plan, and Class A, Class B, Class C and Class T shares of each Fund are subject to a Shareholder Services Plan.

          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B, Class C and Class T shares pursuant to which each Fund pays the Distributor for distributing each such Class of shares at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares, and 0.25% of the value of the average daily net assets of Class T shares. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class B, Class C and Class T shares.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

          SHAREHOLDER SERVICES PLAN. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which each fund pays the Distributor for the provision of certain services to the holders of its Class A, Class B, Class C and Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

          A quarterly report of the amounts expended under the Shareholder Services Plan and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares of a Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


                              HOW TO REDEEM SHARES

          GENERAL. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of eight days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus AUTOMATIC Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

          REDEMPTION FEE. (Dreyfus Premier Micro-Cap Growth Fund only) The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than one year following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

          No redemption fee will be charged on the redemption or exchange of shares (1) through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or (2) acquired through the reinvestment of dividends or capital gain distributions. The redemption fee may be waived, modified or terminated at any time.

          CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

          If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

          In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month. The Distributor receives the proceeds from the CDSC imposed on the redemption of Class B shares.

          The following table sets forth the rates of the CDSC for Class B shares:

                                                             CDSC as a % of
                     Year Since                            Amount Invested or
                  Purchase Payment                         Redemption Proceeds
                      Was Made                             (whichever is less)


   First.......................................                  4.00
   Second......................................                  4.00
   Third.......................................                  3.00
   Fourth......................................                  3.00
   Fifth.......................................                  2.00
   Sixth.......................................                  1.00

          In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amounts of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

          For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represented appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

          CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A CDSC of 1% is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above. The Distributor receives the proceeds from the CDSC imposed on the redemption of Class C shares.

          WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the relevant Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

          To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

          REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

          In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

          REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                     TRANSFER AGENT'S
         TRANSMITTAL CODE                            ANSWER BACK SIGN
         ----------------                            -----------------

                  144295                             144295 TSSG PREP

          If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

          To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

          DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

          SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

          REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

          FUND EXCHANGES. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of the same Class of the other Fund or another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Dreyfus Premier Micro-Cap Growth Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares exchanged where the exchange occurs less than one year following the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

          A. Exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load.

          B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

         D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

          E. Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

          To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

          To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of a Fund, shares of the same Class of the other Fund or another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA accounts and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans' military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

          DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

          DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of the other Fund or another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

          A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

          B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

          D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          Certain retirement plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

          No CDSC with respect to Class B shares of a Fund will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

          LETTER OF INTENT - CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

          The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

          CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education
IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

          If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

          VALUATION OF PORTFOLIO SECURITIES. Each Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan, if applicable, and the Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Fund's shares.

          Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

          NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          Each Fund intends to qualify as a "regulated investment company" under the Code, if such qualification is in the best interest of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent such income and gains are distributed to shareholders. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          Any dividend or distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of your investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the relevant Fund's Prospectus. In addition, if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

          In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

          A Fund may qualify for and make an election under which shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries. The Fund may make that election provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations and the Fund satisfies certain distribution requirements. The foreign tax credit available to shareholders is subject to certain limitations.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

          Gain or loss, if any, realized by a Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

          Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

          If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

          If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

          If a Fund invests in an entity that is classified as a "passive foreign investment company"("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, under Section 1296 of the Code.

          Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.


                             PORTFOLIO TRANSACTIONS

          The Manager assumes general supervision over placing orders on behalf of each Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth
Fund) and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the research facilities of the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund) with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager (or Founders with respect to Dreyfus Premier Micro-Cap Growth Fund). Such information may be useful to the Manager or Founders in serving both the Fund and other funds the Manager and Founders advise and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager or Founders in carrying out its obligations to the Fund.

          Sales by a broker of shares of a Fund or other funds managed, advised or administered by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more funds advised or administered by the Manager or Founders being engaged simultaneously in the purchase or sale of the same security. Certain of a Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, a Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

          The Company contemplates that, consistent with the policy of obtaining prompt execution of orders at the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation ("DISC") and Dreyfus Brokerage Services, Inc. ("DBS"). The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.


                             PERFORMANCE INFORMATION

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class' average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

          Aggregate total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class
T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Aggregate total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

          Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Micropal, Morningstar, Inc., Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, the Dow Jones Industrial Average, Russell Mid Cap Index, Russell 2000 Index, Russell 2000 Growth Index, the NASDAQ, the NASDAQ 100, MONEY MAGAZINE, Wilshire 5000 Index and other industry publications. From time to time, advertising materials for a Fund may include biographical information relating to its portfolio manager, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy (including "growth" and "value" investing), asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. Also, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of then-current Fund shareholders and may refer to Lipper or Morningstar ratings and related analysis supporting the ratings. In addition, from time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study" or other such studies. Advertisements for a Fund also may discuss the technology sector and sectors within the technology sector including the growth and performance of such sectors and the stocks included in such sectors, the potential benefits and risks of investing in the technology sector and small-cap stocks and the number of stocks the Fund holds or intends to hold in its portfolio.


                     INFORMATION ABOUT THE COMPANY AND FUNDS

          Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

          The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a Fund, under certain circumstances, could be held personally liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of two series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

          Each Fund will send annual and semi-annual financial statements to all its shareholders.

          Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if the Company's management determines that an investor is engaged in excessive trading, the Company, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Company may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Company's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipated receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Company will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Company's policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

          During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

          To offset the relatively higher costs of servicing smaller accounts, each Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.


                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Company.

                                    APPENDIX

          Description of certain ratings assigned by S&P, Moody's, Fitch and
Duff:

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

          Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

          S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                       A-3

          Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Moody's

BOND RATINGS
                                       Aaa

          Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch

BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

          Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

          Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

         Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

          Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

             FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS


                          DREYFUS PREMIER NEXTECH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  May 22, 2000


ASSETS:
     Cash..............................................          $279,000


LIABILITIES:
     Accrued organization costs payable................           179,000

NET ASSETS                                                       $100,000
                                                                 ========


COMPOSITION OF NET ASSETS

     Paid-in capital...................................          $279,000
     Accumulated net
        investment loss................................          (179,000)
                                                                 --------

NET ASSETS                                                       $100,000
                                                                 ========



Net Asset Value Per Share
                                                                 CLASS A         CLASS B         CLASS C         CLASS T

Net Assets.............................................          $25,000         $25,000         $25,000         $25,000

Shares Outstanding.....................................            2,000           2,000           2,000           2,000

Net Asset Value Per Share..............................           $12.50          $12.50          $12.50         $12.50

Sales charge - 5.75% and 4.50% of public
offering price of Class A and Class T
shares, respectively...................................            0.76             -               -              0.59
                                                                   ----           -----           -----            ----

Maximum Offering Price.................................           $13.26          $12.50          $12.50         $13.09
                                                                  ======          ======          ======         ======

See notes to financial statements.

                          DREYFUS PREMIER NEXTECH FUND

                             STATEMENT OF OPERATIONS
    For the Period from April 13, 2000 (date of organization) to May 22, 2000

INVESTMENT INCOME                                                   $-

EXPENSES
  ORGANIZATION EXPENSE                                          (179,000)

NET INVESTMENT (LOSS)                                           $(179,000)
                                                                ==========


See notes to financial statements.


                          Dreyfus Premier NexTech Fund

                          NOTES TO FINANCIAL STATEMENTS

Dreyfus Premier NexTech Fund (the "Fund") is the initial series of Dreyfus Premier Opportunity Funds (the "Company"). The Company was organized as a Massachusetts business trust and has had no operations as of the date hereof other than matters relating to its organization and registration as an open-end investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale and issuance of 2,000 shares of beneficial interest each of Class A, Class B, Class C and Class T, respectively, of the Fund to The Dreyfus Corporation.

The Fund has agreed to pay The Dreyfus Corporation a management fee at the annual rate of 1.50% of the Fund's average daily net assets (the "Basic Fee"). After the Fund's first twelve months of operations, the Basic Fee will be adjusted depending on the extent to which the investment performance of the class of shares expected to bear the highest total Fund operating expenses, after expenses, exceeds or is exceeded by the percentage change in the investment record of the NASDAQ Composite Index.

The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B, Class C and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In accordance with AICPA Statement of Position 98-5 "Reporting on the Costs of Start-Up Activities", organizational costs estimated at $179,000 have been charged to expense.

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

                        Dreyfus Premier Opportunity Funds
                            PART C. OTHER INFORMATION



Item 23.  Exhibits
--------  --------

  (a) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of the Registration Statement on Form N-1A, filed on April 10, 2000.

  (b) Registrant's By-Laws are incorporated by reference to Exhibit (b) of the Registration Statement on Form N-1A, filed on April 10, 2000.

  (d)(1)  Revised Management Agreement.*
     (2)  Sub-Investemnt Advisory Agreement.*

  (e)     Revised Distribution Agreement.*

  (g) Custody Agreement is incorporated by reference to Exhibit (g) of the Registration Statement on Form N-1A, filed on April 10, 2000.


  (h)     Revised Shareholder Services Plan.*

  (i) Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 22, 2000.

Item 23.  Exhibits (continued)
-------   --------------------------

  (j)     Consent of Independent Auditors.*


  (m)     Revised Distribution Plan (Rule 12b-1 Plan).*

  (o)     Revised Rule 18f-3 Plan.*


  (p)(1) Code of Ethics adopted by Registrant and Registrant's investment adviser and distributor is incorporated by reference to Exhibit (p) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 22, 2000.
     (2)  Code of Ethics adopted by Registrant's sub-investment adviser.*




          Other Exhibits
          --------------


             (a) Powers of Attorney of the Board members and officers are incorporated by reference to Exhibit - Other Exhibits (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 19, 2000.

             (b) Certificate of Secretary is incorporated by reference to Exhibit - Other Exhibit (b) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed, on May 22, 2000.


--------------------
*   To be filed by amendment.




Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   -------------------------------------------------------------

           Not Applicable

Item 25.   Indemnification
--------   ---------------

          Reference is made to Article EIGHTH of the Registrant's
          Amended and Restated Agreement and Declaration of Trust filed as
          Exhibit 1 to the Registration Statement. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to, trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement filed as Exhibit 5 to the Registration Statement.


ITEM 26.  BUSINESS AND OTHER CONNECTONS OF INVESTMENT ADVISER.
-------   ---------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                  Officers and Directors of Investment Adviser

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD              DATES

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates, LLC*   Director                   1/97 - Present
Chairman of the Board and
Chief Executive Officer            TBCAM Holdings, Inc.*                 Director                   10/97 - Present
                                                                         President                  10/97 - 6/98
                                                                         Chairman                   10/97 - 6/98

                                   The Boston Company                    Director                   1/98 - Present
                                   Asset Management, LLC*                Chairman                   1/98 - 6/98
                                                                         President                  1/98 - 6/98

                                   The Boston Company                    President                  9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                   4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                   1/97 - Present


                                   Certus Asset Advisors Corp.**         Director                   6/95 -Present

                                   Mellon Capital Management             Director                   5/95 -Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                    5/95 -1/98

                                   Mellon Equity Associates, LLP+        Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                    5/95 - 1/98

                                   Boston Safe Advisors, Inc. *          Director                   5/95 - Present
                                                                         President                  5/95 - Present

                                   Mellon Bank, N.A.+                    Director                   1/99 - Present
                                                                         Chief Operating Officer    3/98 - Present
                                                                         President                  3/98 - Present
                                                                         Vice Chairman              11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer    1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              11/94 - 1/99

                                   The Boston Company, Inc.*             Vice Chairman              1/94 - Present
                                                                         Director                   5/93 - Present

                                   Laurel Capital Advisors, LLP+         Exec. Committee            1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                    10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                   5/93 -Present
                                   Company*

                                   The Boston Company Financial          President                  6/89 - Present
                                   Strategies, Inc.*                     Director                   6/89 - Present


MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,    11/74 -  Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                   1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                   6/91 - Present

                                   Mellon Bank, N.A.+                    Director                   6/91 - Present

                                   Dentsply International, Inc.          Director                   2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                   3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board      1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                   5/95 - Present
Officer, Chief Investment                                                President                  5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                   2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee        1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee        1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates, LLC*   Director                   2/99 - Present

                                   Franklin Portfolio Holdings, Inc.*    Director                   2/99 - Present

                                   The Boston Company Asset              Director                   2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                   2/99 - Present

                                   Mellon Capital Management             Director                   1/99 - Present
                                   Corporation***

                                   Founders Asset Management, LLC****    Member, Board of           12/97 - Present
                                                                         Managers
                                                                         Acting Chief Executive     7/98 - 12/98
                                                                         Officer
                                   The Dreyfus Trust Company+++
                                                                         Director                   6/95 - Present
                                                                         Chairman                   1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Chief Executive Officer    1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Executive Vice President   4/96 - Present
Vice Chairman - Institutional                                            Director                   9/96 - Present
and Director
                                   Founders Asset Management, LLC****    Member, Board of Managers  2/99 - Present

                                   Dreyfus Service Organization++        Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   3/99 - Present
                                   Massachusetts, Inc.+++

                                   Dreyfus Brokerage Services, Inc.      Director                   11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman       1/99 - Present
Director                                                                 Chief Financial Officer    1/90 - Present
                                                                         Vice Chairman              6/92 - 1/99
                                                                         Treasurer                  1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman       3/98 - Present
                                                                         Vice Chairman              6/92 - 3/98
                                                                         Chief Financial Officer    1/90 - Present

                                   Mellon EFT Services Corporation       Director                   10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                   1/96 - Present
                                   Corporation #1                        Vice President             1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President             5/93 - Present

                                   APT Holdings Corporation              Treasurer                  12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                   12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                 10/90 - 2/99
                                   500 Grant Street                      Director                   9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President             9/88 - 2/99
                                                                         Treasurer                  9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer    1/88 - Present
                                                                         Chief Financial Officer    8/87 - Present

                                   Mellon Overseas Investments           Director                   8/87 - Present
                                   Corporation+                          President                  8/87 - Present

                                                                         Director                   4/88 - Present
                                                                         Chairman                   7/89 - 11/97
                                   Mellon International Investment       President                  4/88 - 11/97
                                   Corporation+                          Chief Executive Officer    4/88 - 11/97
                                                                         Director                   9/89 - 8/97

                                   Mellon Financial Services             Treasurer                  12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                   1/99 - Present

                                   Mellon Financial Services             Director                   1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                   1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc.+                Director                   1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                   4/97 - Present
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                   11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer    11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                   1/95 - 2/99
                                                                         President                  9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                   3/96 - 12/98
                                                                         President                  10/96 - 12/98

                                   Dreyfus Service                       Director                   12/94 - 3/99
                                   Organization, Inc.++                  President                  1/97 -  3/99

                                   Seven Six Seven Agency, Inc.++        Director                   1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                   5/97 - 3/99
                                   Massachusetts, Inc.++++               President                  5/97 - 3/99
                                                                         Director                   5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                   1/97 - 1/99
                                                                         President                  2/97 - 1/99
                                                                         Chief Executive Officer    2/97 - 1/99
                                                                         Director                   12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                   5/97 - 6/99
                                   Corporation++                         President                  5/97 - 6/99
                                                                         Director                   12/94 - 6/99

                                   Founders Asset Management, LLC****    Member, Board of Managers  12/97 - Present

                                   The Boston Company Advisors,          Chairman                   12/95 - Present
                                   Inc.                                  Chief Executive Officer    12/95 - Present
                                   Wilmington, DE                        President                  12/95 - Present

                                   The Boston Company, Inc.*             Director                    5/93 - Present
                                                                         President                   5/93 - Present

                                   Mellon Bank, N.A.+                    Executive Vice President    6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                    1/98 - 8/98
                                                                         Executive Committee         1/98 - 8/98
                                                                           Member
                                                                         Chief Executive Officer     1/98 - 8/98
                                                                         President                   1/98 - 8/98

                                   Laurel Capital Advisors, Inc.+        Trustee                    12/91 - 1/98
                                                                         Chairman                    9/93 - 1/98
                                                                         President and CEO          12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                    5/93 - Present
                                                                         President                   5/93 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                    1/99 - Present
Director                                                                 Chief Executive Officer     1/99 - Present
                                                                         Director                    1/98 - Present
                                                                         Vice Chairman               1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                   3/98 - Present
                                                                         Chief Executive Officer    3/98 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman              12/96 - Present

                                   Mellon Bank (DE) National             Director                   4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                   1/96 - 4/98
                                   Association
                                   Rockville, Maryland

                                   Mellon Financial                      Vice President             9/86  - 10/97
                                   Corporation (MD)
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         Executive Vice President   5/98 - Present
Vice Chairman                                                            Director                   3/99 - Present
And Director
                                   Dreyfus Service Organization++        Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                   3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                   10/98 - Present

                                   Mellon Residential Funding Corp.+     Director                    4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                    8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President   7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman              1/97 - Present
                                                                         Director                   7/96 - Present

                                   Mellon Preferred Capital              Director                   11/96 - Present
                                   Corporation*

                                   RECO, Inc.*                           President                  11/96 - Present
                                                                         Director                   11/96 - Present

                                   The Boston Company Financial          President                  8/96 - Present
                                   Services, Inc.*                       Director                   8/96 - Present

                                   Boston Safe Deposit and Trust         Director                   7/96 - Present
                                   Company*                              President                  7/96 - 1/99

                                   Mellon Trust of New York              Director                   6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                   6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon Bank, N.A.+                    Executive Vice President   2/94 - Present

                                   Mellon United National Bank           Director                   3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                   12/97 - Present

                                   Dreyfus Financial Services Corp.+     Director                   9/96 - Present

                                   Dreyfus Investment Services           Director                   4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management LLC****     President                  12/98 - Present
Director                                                                 Chief Executive Officer    12/98 - Present

                                   Prudential Securities
                                   New York, NY                          Senior Vice President      07/91 - 11/98
                                                                         Regional Director          07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                  6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer    6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                   4/94 -6/99
                                   86 Trinity Place                      Chief Executive Officer    4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                   3/97 - Present
Vice Chairman
                                   TBCAM Holdings, Inc.*                 Chairman                   6/98 - Present
                                                                         Director                   10/97 - Present

                                   The Boston Company Asset              Chairman                   6/98 - Present
                                   Management, LLC*                      Director                   1/98 - 6/98

                                   The Boston Company Asset              Director                   2/97 - 12/97
                                   Management, Inc.*

                                   Boston Safe Advisors, Inc.*           Chairman                   6/97 - Present
                                                                         Director                   2/97 - Present

                                   Pareto Partners                       Partner Representative     5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                   5/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                   2/97 - Present

                                   Mellon Bond Associates+               Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon Equity Associates+             Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon-France Corporation+            Director                   3/97 - Present

                                   Laurel Capital Advisors+              Trustee                    3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President      3/00 - Present
Director of Investments and        Gruntal & Co., LLC                    Executive Vice President   5/97 - 11/99
Senior Vice President              New York, NY                          Partner                    5/97 - 11/99
                                                                         Executive Committee        5/97 - 11/99
                                                                         Member
                                                                         Board of Directors         5/97 - 11/99
                                                                         Member
                                                                         Treasurer                  5/97 - 11/99
                                                                         Chief Financial Officer    5/97 - 11/00

PATRICE M. KOZLOWSKI               NONE
Senior Vice President -
 Corporate
Communications

MARK N. JACOBS                     Dreyfus Investment                    Director                   4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                  10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                   3/96 - Present

                                   The TruePenny Corporation++           President                  10/98 - Present
                                                                         Director                   3/96 - Present

                                   Dreyfus Service                       Director                   3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer    3/99 - Present
Controller                                                               Treasurer                  9/98 - Present
                                                                         Director                   3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer    12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                  10/98 -Present

                                   Dreyfus Investment                    Treasurer                  10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President             10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President             10/98 - Present

                                   Dreyfus Precious Metals, Inc.+++      Treasurer                  10/98 - 12/98

                                   The Trotwood Corporation++            Vice President             10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President             10/98 - Present

                                   Trotwood Hunters Site A Corp.++       Vice President             10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer    5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                  3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer       3/93 - 3/99

                                   Dreyfus Insurance Agency of
                                   Massachusetts, Inc.++++               Assistant Treasurer        5/98 - Present

WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                   2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                   1/96 - Present
                                                                         Executive Vice President   2/97 - Present
                                                                         Chief Financial Officer    2/97-12/98

                                   Dreyfus Investment                    Director                   1/96 - Present
                                   Advisors, Inc.++                      Treasurer                  1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                   12/96 - Present
                                   4500 New Linden Hill Road             President                  1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                   1/96 - 10/98
                                                                         Treasurer                  10/96 - 10/98

                                   The Dreyfus Consumer                  Director                   1/96 - Present
                                   Credit Corp.++                        Vice President             1/96 - Present
                                                                         Treasurer                  1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                   1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                  10/96- 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                   5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                  5/97- 3/99
                                                                         Executive Vice President   5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -    5/95 - 3/99
Vice President - Product                                                 Marketing and
Development                                                              Advertising Division

MARY BETH LEIBIG                   NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax        10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                   6/99 - Present
                                   Corporation++                         President                  6/99 - Present

                                   Dreyfus Investment Advisors, Inc.++   Vice President - Tax       10/96 - Present

                                   Dreyfus Precious Metals, Inc.+++      Vice President - Tax       10/96 - 12/98

                                   Dreyfus Service Organization, Inc.++  Vice President - Tax       10/96 - Present

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President             7/98 - Present
Vice President -
Information Systems                Computer Sciences Corporation         Vice President             1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                  9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary        8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary        7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary        7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President             2/97 - Present
Assistant Secretary                One American Express Plaza            Director                   2/97 - Present
                                   Providence, RI 02903                  Secretary                  2/97 - Present

                                   Dreyfus Service                       Secretary                  7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary        5/98 - 7/98


--------
*     The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**    The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***   The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****  The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+     The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++    The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++   The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++  The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109


Item 27.  Principal Underwriters
--------  ----------------------

   (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

    1)        Dreyfus A Bonds Plus, Inc.
    2)        Dreyfus Appreciation Fund, Inc.
    3)        Dreyfus Balanced Fund, Inc.
    4)        Dreyfus BASIC GNMA Fund
    5)        Dreyfus BASIC Money Market Fund, Inc.
    6)        Dreyfus BASIC Municipal Fund, Inc.
    7)        Dreyfus BASIC U.S. Government Money Market Fund
    8)        Dreyfus California Intermediate Municipal Bond Fund
    9)        Dreyfus California Tax Exempt Bond Fund, Inc.
   10)        Dreyfus California Tax Exempt Money Market Fund
   11)        Dreyfus Cash Management
   12)        Dreyfus Cash Management Plus, Inc.
   13)        Dreyfus Connecticut Intermediate Municipal Bond Fund
   14)        Dreyfus Connecticut Municipal Money Market Fund, Inc.
   15)        Dreyfus Florida Intermediate Municipal Bond Fund
   16)        Dreyfus Florida Municipal Money Market Fund
   17)        The Dreyfus Fund Incorporated
   18)        Dreyfus Global Bond Fund, Inc.
   19)        Dreyfus Global Growth Fund
   20)        Dreyfus GNMA Fund, Inc.
   21)        Dreyfus Government Cash Management Funds
   22)        Dreyfus Growth and Income Fund, Inc.
   23)        Dreyfus Growth and Value Funds, Inc.
   24)        Dreyfus Growth Opportunity Fund, Inc.
   25)        Dreyfus Debt and Equity Funds
   26)        Dreyfus Index Funds, Inc.
   27)        Dreyfus Institutional Money Market Fund
   28)        Dreyfus Institutional Preferred Money Market Fund
   29)        Dreyfus Institutional Short Term Treasury Fund
   30)        Dreyfus Insured Municipal Bond Fund, Inc.
   31)        Dreyfus Intermediate Municipal Bond Fund, Inc.
   32)        Dreyfus International Funds, Inc.
   33)        Dreyfus Investment Grade Bond Funds, Inc.
   34)        Dreyfus Investment Portfolios
   35)        The Dreyfus/Laurel Funds, Inc.
   36)        The Dreyfus/Laurel Funds Trust
   37)        The Dreyfus/Laurel Tax-Free Municipal Funds
   38)        Dreyfus LifeTime Portfolios, Inc.
   39)        Dreyfus Liquid Assets, Inc.
   40)        Dreyfus Massachusetts Intermediate Municipal Bond Fund
   41)        Dreyfus Massachusetts Municipal Money Market Fund
   42)        Dreyfus Massachusetts Tax Exempt Bond Fund
   43)        Dreyfus MidCap Index Fund
   44)        Dreyfus Money Market Instruments, Inc.
   45)        Dreyfus Municipal Bond Fund, Inc.
   46)        Dreyfus Municipal Cash Management Plus
   47)        Dreyfus Municipal Money Market Fund, Inc.
   48)        Dreyfus New Jersey Intermediate Municipal Bond Fund
   49)        Dreyfus New Jersey Municipal Bond Fund, Inc.
   50)        Dreyfus New Jersey Municipal Money Market Fund, Inc.
   51)        Dreyfus New Leaders Fund, Inc.
   52)        Dreyfus New York Municipal Cash Management
   53)        Dreyfus New York Tax Exempt Bond Fund, Inc.
   54)        Dreyfus New York Tax Exempt Intermediate Bond Fund
   55)        Dreyfus New York Tax Exempt Money Market Fund
   56)        Dreyfus U.S. Treasury Intermediate Term Fund
   57)        Dreyfus U.S. Treasury Long Term Fund
   58)        Dreyfus 100% U.S. Treasury Money Market Fund
   59)        Dreyfus U.S. Treasury Short Term Fund
   60)        Dreyfus Pennsylvania Intermediate Municipal Bond Fund
   61)        Dreyfus Pennsylvania Municipal Money Market Fund
   62)        Dreyfus Premier California Municipal Bond Fund
   63)        Dreyfus Premier Equity Funds, Inc.
   64)        Dreyfus Premier International Funds, Inc.
   65)        Dreyfus Premier GNMA Fund
   66)        Dreyfus Premier Worldwide Growth Fund, Inc.
   67)        Dreyfus Premier Municipal Bond Fund
   68)        Dreyfus Premier New York Municipal Bond Fund
   69)        Dreyfus Premier State Municipal Bond Fund
   70)        Dreyfus Premier Value Equity Funds
   71)        Dreyfus Short-Intermediate Government Fund
   72)        Dreyfus Short-Intermediate Municipal Bond Fund
   73)        The Dreyfus Socially Responsible Growth Fund, Inc.
   74)        Dreyfus Stock Index Fund
   75)        Dreyfus Tax Exempt Cash Management
   76)        The Dreyfus Premier Third Century Fund, Inc.
   77)        Dreyfus Treasury Cash Management
   78)        Dreyfus Treasury Prime Cash Management
   79)        Dreyfus Variable Investment Fund
   80)        Dreyfus Worldwide Dollar Money Market Fund, Inc.
   81)        Dreyfus Founders Funds, Inc.
   82)        General California Municipal Bond Fund, Inc.
   83)        General California Municipal Money Market Fund
   84)        General Government Securities Money Market Funds, Inc.
   85)        General Money Market Fund, Inc.
   86)        General Municipal Bond Fund, Inc.
   87)        General Municipal Money Market Funds, Inc.
   88)        General New York Municipal Bond Fund, Inc.
   89)        General New York Municipal Money Market Fund

(b)
                                                            Positions and
Name and principal       Positions and offices with          offices with
business address             the Distributor                 Registrant
------------------       ---------------------------        --------------

Thomas F. Eggers*        Chief Executive Officer and        None
                         Chairman of the Board

J. David Officer*        President and Director             None

Stephen Burke*           Executive Vice President           None

Charles Cardona*         Executive Vice President           None

Anthony DeVivio**        Executive Vice President           None

David K. Mossman**       Executive Vice President           None

Jeffrey N. Nachman***    Executive Vice President and       None
                         Chief Operations Officer

William T. Sandalls,     Executive Vice President and       None
Jr.*                     Director

Wilson Santos**          Executive Vice President and       None
                         Director of Client Services

William H. Maresca*      Chief Financial Officer            None

Ken Bradle**             Senior Vice President              None

Stephen R. Byers*        Senior Vice President              None

Frank J. Coates*         Senior Vice President              None

Joseph Connolly*         Senior Vice President              Vice President
                                                            and Treasurer

William Glenn*           Senior Vice President              None

Michael Millard**        Senior Vice President              None

Mary Jean Mulligan**     Senior Vice President              None

Bradley Skapyak*         Senior Vice President              None

Jane Knight*             Chief Legal Officer and Secretary  None

Stephen Storen*          Chief Compliance Officer           None

Jeffrey Cannizzaro*      Vice President - Compliance        None

Maria Georgopoulos*      Vice President - Facilities        None
                         Management

William Germenis         Vice President - Compliance        None

Walter T. Harris*        Vice President                     None

Janice Hayles*           Vice President                     None

Hal Marshall*            Vice President - Compliance        None

Paul Molloy*             Vice President                     None

Theodore A. Schachar*    Vice President - Tax               None

James Windels*           Vice President                     Assistant Treasurer

James Bitetto*           Assistant Secretary                None

--------------------------------
 *  Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
*** Principal business address is 401 North Maple Avenue, Beverly Hills, CA
    90120.



Item 28.  Location of Accounts and Records
--------  --------------------------------

                     1.    Mellon Bank, N.A.
                           One Mellon Bank Center
                           Pittsburgh, Pennsylvania  15258

                     2.    Dreyfus Transfer, Inc.
                           P.O. Box 9671
                           Providence, Rhode Island  02940-9671

                     3.    The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

                     4.   Founders Asset Management LLC
                          Founders Financial Center
                          2930 East Third Avenue
                          Denver, Colorado 80206

Item 29.  Management Services
--------  -------------------

          Not Applicable

Item 30.  Undertakings
--------  ------------

          None.

                                   SIGNATURES
                                 --------------


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of August, 2000.



                                 DREYFUS PREMIER OPPORTUNITY FUNDS

                                 BY: /S/STEPHEN E. CANTER*
                                     ------------------------------
                                     STEPHEN E. CANTER






          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signatures                           Title                        Date
-----------------------------      ----------------               -----------


/s/ STEPHEN E. CANTER*             President (Principal           8/15/2000
-----------------------------      Executive Officer)
STEPHEN E. CANTER

/s/ JOSEPH CONNOLLY*               Vice President and Treasurer   8/15/2000
-----------------------------      (Principal Financial and
JOSEPH CONNOLLY                    Accounting Officer)

/s/ JOSEPH S. DIMARTINO*           Chairman of the                8/15/2000
-----------------------------      Board
JOSEPH S. DIMARTINO

/s/ LUCY WILSON BENSON*            Board Member                   8/15/2000
-----------------------------
LUCY WILSON BENSON

/s/ CLIFFORD L. ALEXANDER, JR.*    Board Member                   8/15/2000
-----------------------------
CLIFFORD L. ALEXANDER, JR.


*By: /s/ JEFF PRUSNOFSKY
     ---------------------
     Jeff Prusnofsky
     Attorney-in-fact